UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    August 13, 2004

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        4
Form 13F Information Table Entry Total:   1
Form 13F Information Table Value Total:   $284,407,104

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Market Neutral Advisors, LLC
					  OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Willis Group Holdings Ltd         COM        G96655108     13,471	    359,700  	SH             SOLE                 359,700
Synopsys Inc.            	  COM        871607107     58,530         2,058,753     SH             SOLE	          2,058,753
CSG Systems Intl Inc              COM        126349109     40,595         1,961,125     SH             SOLE               1,961,125
Autonation Inc                    COM        05329W102     62,427         3,650,718     SH             SOLE               3,650,718
Nokia Corp                        ADR        654902204     14,970         1,029,600     SH             SOLE               1,029,600
Autozone Inc                      COM        053332102     81,944         1,023,015     SH             SOLE               1,023,015
Wyeth		                  COM        983024100	    3,761           104,000     SH             SOLE                 104,000
Oracle Corp	                  COM        68389X105	    8,709           730,000     SH             SOLE                 730,000

                            TOTAL                         284,407